Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.

Year (a)	Summary Compensation Table Total for PEO (1) (b)	Compensation Actually Paid to PEO (2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (1) (d)	Average Compensation Actually Paid to Non-PEO NEOs (2) (e)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return (“TSR”) (3) (f)	Value of Initial Fixed $100 Investment Based On: Peer Group TSR (4) (f)	Net Loss (in thousands) (5) (g)	Company- Selected Measure (6) (h)
2024	7,619,426	4,270,532	3,365,569	2,469,460	59.83	91.15	(367,079)
2023	5,587,661	4,299,065	2,527,387	2,015,393	85.46	92.42	(142,189)
2022	3,127,849	5,596,504	1,513,266	2,528,988	97.40	89.09	(102,026)

(1)
The dollar amounts reported in column (b) are the amounts reported for Rohan Palekar (the Company’s Chief Executive Officer) for each of the corresponding years in the “Total” column of our Summary Compensation Table. Refer to “
Executive Compensation – 2024 Summary Compensation Table
”. The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Palekar) in the “Total” column of the Summary Compensation Table in each applicable year. For 2024, the NEOs were Ryan Martins, Hank Mansbach, Quoc
Le-Nguyen
and Francis Sarena and for both 2023 and 2022, the NEOs were Hank Mansbach and Quoc
Le-Nguyen.

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Palekar, and the dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Palekar), each as computed in accordance with Item 402(v) of Regulation
S-K
and do not reflect the total compensation actually realized or received by Mr. Palekar or the other NEOs on average, as applicable. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

	2024		2023		2022
Compensation Actually Paid	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
Summary Compensation Table Total	$7,619,426	$3,365,569	$5,587,661	$2,527,387	$3,127,849	$1,513,266
(Less), value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(6,619,592)	(2,778,563)	(4,523,790)	(1,809,516)	(2,137,328)	(840,110)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	4,887,020	2,312,810	3,357,250	1,342,711	5,869,052	2,226,398
Plus, fair value as of vesting date of equity awards granted and vested in the year	236,297	57,593	—	—	191,998	86,049

	2024		2023		2022
Compensation Actually Paid	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(1,245,444)	(311,316)	(515,301)	(190,517)	(17,643)	(5,349)
Plus (less), change in fair value from end of prior year to vesting date of equity awards granted in prior years that vested in the year	(607,175)	(176,633)	393,245	145,328	(1,437,424)	(451,266)
(Less), prior year-end fair value for any equity awards forfeited in the year	—	—	—	—	—	—
Plus, dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	—	—	—	—	—	—

Compensation Actually Paid Total	$4,270,532	$2,469,460	$4,299,065	$2,015,393	$5,596,504	$2,528,988

*	Amounts presented are averages for the entire group of Other NEOs in each respective year.
(3)
Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2021.

(4)	The peer group used for this purpose is the Nasdaq Biotechnology Index (NBI).
(5)	The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.
(6)
The Company does not use any financial performance measures to link executive compensation actually paid to Company performance. Consequently, no “Company Selected Measure” is included in the table above.

Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts reported for Rohan Palekar (the Company’s Chief Executive Officer) for each of the corresponding years in the “Total” column of our Summary Compensation Table. Refer to “
Executive Compensation – 2024 Summary Compensation Table
”. The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Palekar) in the “Total” column of the Summary Compensation Table in each applicable year. For 2024, the NEOs were Ryan Martins, Hank Mansbach, Quoc
Le-Nguyen
and Francis Sarena and for both 2023 and 2022, the NEOs were Hank Mansbach and Quoc
Le-Nguyen.

Peer Group Issuers, Footnote	The peer group used for this purpose is the Nasdaq Biotechnology Index (NBI).
PEO Total Compensation Amount	$ 7,619,426	$ 5,587,661	$ 3,127,849
PEO Actually Paid Compensation Amount	$ 4,270,532	4,299,065	5,596,504
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Palekar, and the dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Palekar), each as computed in accordance with Item 402(v) of Regulation
S-K
and do not reflect the total compensation actually realized or received by Mr. Palekar or the other NEOs on average, as applicable. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

	2024		2023		2022
Compensation Actually Paid	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
Summary Compensation Table Total	$7,619,426	$3,365,569	$5,587,661	$2,527,387	$3,127,849	$1,513,266
(Less), value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(6,619,592)	(2,778,563)	(4,523,790)	(1,809,516)	(2,137,328)	(840,110)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	4,887,020	2,312,810	3,357,250	1,342,711	5,869,052	2,226,398
Plus, fair value as of vesting date of equity awards granted and vested in the year	236,297	57,593	—	—	191,998	86,049

	2024		2023		2022
Compensation Actually Paid	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(1,245,444)	(311,316)	(515,301)	(190,517)	(17,643)	(5,349)
Plus (less), change in fair value from end of prior year to vesting date of equity awards granted in prior years that vested in the year	(607,175)	(176,633)	393,245	145,328	(1,437,424)	(451,266)
(Less), prior year-end fair value for any equity awards forfeited in the year	—	—	—	—	—	—
Plus, dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	—	—	—	—	—	—

Compensation Actually Paid Total	$4,270,532	$2,469,460	$4,299,065	$2,015,393	$5,596,504	$2,528,988

*	Amounts presented are averages for the entire group of Other NEOs in each respective year.

Non-PEO NEO Average Total Compensation Amount	$ 3,365,569	2,527,387	1,513,266
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,469,460	2,015,393	2,528,988
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Palekar, and the dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Palekar), each as computed in accordance with Item 402(v) of Regulation
S-K
and do not reflect the total compensation actually realized or received by Mr. Palekar or the other NEOs on average, as applicable. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

	2024		2023		2022
Compensation Actually Paid	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
Summary Compensation Table Total	$7,619,426	$3,365,569	$5,587,661	$2,527,387	$3,127,849	$1,513,266
(Less), value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(6,619,592)	(2,778,563)	(4,523,790)	(1,809,516)	(2,137,328)	(840,110)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	4,887,020	2,312,810	3,357,250	1,342,711	5,869,052	2,226,398
Plus, fair value as of vesting date of equity awards granted and vested in the year	236,297	57,593	—	—	191,998	86,049

	2024		2023		2022
Compensation Actually Paid	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(1,245,444)	(311,316)	(515,301)	(190,517)	(17,643)	(5,349)
Plus (less), change in fair value from end of prior year to vesting date of equity awards granted in prior years that vested in the year	(607,175)	(176,633)	393,245	145,328	(1,437,424)	(451,266)
(Less), prior year-end fair value for any equity awards forfeited in the year	—	—	—	—	—	—
Plus, dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	—	—	—	—	—	—

Compensation Actually Paid Total	$4,270,532	$2,469,460	$4,299,065	$2,015,393	$5,596,504	$2,528,988

*	Amounts presented are averages for the entire group of Other NEOs in each respective year.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid, Cumulative TSR, and Peer Group TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Loss
Total Shareholder Return Vs Peer Group	Compensation Actually Paid, Cumulative TSR, and Peer Group TSR
Tabular List, Table
Financial Performance Measures
As described in greater detail in the Compensation Discussion and
Analysis
section, the Company’s executive compensation program reflects a variable pay-for-performance
philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The Company does not currently use any financial performance measures to link executive compensation actually paid to our performance. However, the most important performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•
research and development goals related to certain objectives in our two global Phase 3 trials to study the use of pegozafermin to treat patients with MASH and certain objectives in our first Phase 3 trial studying the use of pegozafermin to treat patients with SHTG;

•	manufacturing goals including completion of our first commercial-scale GMP batch of pegozafermin and scale-up and manufacture of critical reagents at commercial-scale ;

•	financial goals regarding capital raising and obtaining financing facilities to ensure cash runway to a certain point;

•
regulatory and compliance goals including positive interactions with regulatory authorities to further our pegozafermin program and meeting certain targets for internal audits and gap assessment and remediation in the Company’s BLA preparedness plan; and

•	organizational development goals related to improved employee engagement and increased headcount.

Total Shareholder Return Amount	$ 59.83	85.46	97.4
Peer Group Total Shareholder Return Amount	91.15	92.42	89.09
Net Income (Loss)	$ (367,079,000)	(142,189,000)	(102,026,000)
PEO Name	Mr. Palekar
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,619,592)	(4,523,790)	(2,137,328)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,887,020	3,357,250	5,869,052
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,245,444)	(515,301)	(17,643)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	236,297	0	191,998
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(607,175)	393,245	(1,437,424)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,778,563)	(1,809,516)	(840,110)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,312,810	1,342,711	2,226,398
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(311,316)	(190,517)	(5,349)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,593	0	86,049
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(176,633)	145,328	(451,266)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0